PATENTS (Details) - Finite-lived Intangible Assets Amortization Expense - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Finite-lived Intangible Assets Amortization Expense [Abstract]
Amortization expense	$ 4,536	$ 2,810